UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     312667


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
GENERAL FINANCE CORP        COMMON              369822101     1259   868491 X        SOLE                   868491
LIBERTY ACQUISITION HLDGS COCOMMON              53015Y107    18064  1901447 X        SOLE                  1901447
LIBERTY MEDIA CORP NEW      COMMON              53071M708   150387  4834030 X        SOLE                  4834030
PEPSI BOTTLING GROUP INC    COMMON              713409100    18387   504583 X        SOLE                   504583
SCHERING PLOUGH CORP        COMMON              806605101    63871  2260909 X        SOLE                  2260909
SCHERING PLOUGH CORP        PREFERRED           806605705    34742   143148 X        SOLE                   143148
ADVANCED MICRO DEVICES INC  NOTE                007903AN7    16746 19586000 X        SOLE                 19586000
ADVANCED MICRO DEVICES INC  NOTE                007903AL1     6602  8766000 X        SOLE                  8766000
GOLDEN POND HEALTHCARE INC  WARRANT             38116J117       90   643688 X        SOLE                   643688
LIBERTY ACQUISITION HLDGS COWARRANT             53015Y115      992  1626116 X        SOLE                  1626116
NRDC ACQUISITION CORP       WARRANT             62941R110      247   244735 X        SOLE                   244735
SP ACQUISITION HOLDINGS INC WARRANT             78470A112       68   759277 X        SOLE                   759277
TRIAN ACQUISITION I CORP    WARRANT             89582E116     1212  2692776 X        SOLE                  2692776